Acquisitions, Investments and Disposals - Schedule of Result of Discontinued Operations of Group Companies (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended			2 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 18, 2013 Invicta Merchant Bar Ltd. [Member]	Jul. 05, 2013 TPP Rousse [Member]	Jul. 17, 2013 Lomprom Rostov [Member]	Dec. 27, 2013 TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received				$ 1,668	$ 37,757	$ 517	$ 430,358
Net assets disposed of	(147,521)	(2,110,897)	(2,554,202)	(1,668)	(34,783)	(912)	(433,840)
Accumulated currency translation adjustment attributable to disposal of subsidiaries transferred to the current period income (loss)	340,014			229	2,633	5,272	(279,196)
Gain (loss) on disposal of subsidiaries				$ 229	$ 5,607	$ 4,877	$ (282,678)